INVESTMENTS AND NOTES RECEIVABLE (Tables)	3 Months Ended
Nov. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of notes receivable

	As of November 30, 2024	As of August 31, 2024

Note receivable in original principal amount of $1,200,000, bearing interest at 5.0% per annum, payable in 41 equal monthly payments of $31,204 commencing December 30, 2022.	$592,870	$655,277

Total	592,870	655,277

Less: Non-current portion	(218,426)	(280,834)

Notes receivable – short-term	$374,444	$374,444